Organization - Schedule of Group’s Consolidated Subsidiaries (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025		Jun. 30, 2025
3e Network Technology Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Oct. 08, 2018		Oct. 08, 2018
Percentage of ownership	100.00%		100.00%
Place of incorporation	British Virgin Islands		British Virgin Islands
Principle business activities	Investment holding		Investment holding
3e Network Technology Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Aug. 30, 2020		Aug. 30, 2020
Percentage of ownership	100.00%		100.00%
Place of incorporation	Hong Kong		Hong Kong
Principle business activities	Investment holding and sales and marketing		Investment holding and sales and marketing
Maskmeta Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 25, 2025		Feb. 25, 2025
Percentage of ownership	100.00%		100.00%
Place of incorporation	Hong Kong		Hong Kong
Principle business activities	Investment holding and sales and marketing		Investment holding and sales and marketing
Aurora Core Technology Oy [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Dec. 18, 2025
Percentage of ownership	100.00%
Place of incorporation	Finland
Principle business activities	Data center construction
Guangzhou 3e Network Technology Company Limited (Guangzhou Sanyi Network) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 26, 2017	[1]	May 26, 2017	[2]
Percentage of ownership	100.00%	[1]	100.00%	[2]
Place of incorporation	China	[1]	PRC	[2]
Principle business activities	IT consulting and solutions service	[1]	IT consulting and solutions service	[2]
Guangzhou 3E Network Technology Company Limited (Guangzhou 3E Network) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 17, 2023	[1]	Jan. 17, 2023	[2]
Percentage of ownership	100.00%	[1]	100.00%	[2]
Place of incorporation	China	[1]	PRC	[2]
Principle business activities	IT consulting and solutions service	[1]	IT consulting and solutions service	[2]

[1]	The Company has disposed the subsidiaries.
[2]	The Company has disposed.